Share-based Compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation
14	Share-based Compensation

On July 1, 2008, the Company adopted an equity incentive plan (the “2008 Equity Incentive Plan”). The 2008 Equity Incentive Plan provided for the grant of options, share appreciation rights, restricted shares, restricted share units, and other share-based awards. The maximum aggregate number of ordinary shares that may be issued under the plan is 50,000,000, plus an annual increase in the number of ordinary shares available for issuance equal to 2% of the outstanding ordinary shares on the first day of a fiscal year or such lesser amount as determined by the board of directors. The share options granted vest over 4 years and have a contractual term of 10 years. Some of the share options are subject to certain performance conditions. The grant date of performance based share options is determined to be the date when performance targets are set because a mutual understanding of the key terms and conditions have not been reached until then.

The options granted to each of the sales personnel are divided into category A and category B. 50% of the category A options will vest over a four-year period, with one-fourth of the options vesting at each anniversary of the vesting commencement date. The remaining 50% of the category A options will vest over a four-year period based on the employee’s performance, with one-fourth of the options allocated to each year. This portion of the category A options only vests in proportion to such employee’s actual annual sales performance as a percentage of his or her annual sales target, but only if such percentage equals or exceeds 70%. If such employee’s sales performance is lower than 70% of his or her annual sales target, his or her performance-based options in category A for that year will automatically expire. The category B options will also vest over a four-year period in proportion to an employee’s sales performance as a percentage of his or her annual sales target, but only to the extent that such percentage exceeds 100%. The category B options that remain unvested each year will automatically expire.

Of all the options granted to each person other than the sales personnel, 70% will vest over a four-year period, with one-fourth of the options vesting at each anniversary of the vesting commencement date. The remaining 30% of the options will vest over a four-year period subject to the company’s performance, with one-fourth of the options allocated to each year. This portion of the options will vest in proportion to the Group’s actual revenues as a percentage of the Group’s annual target, but only if such percentage equals or exceeds 70%. If the Group’s revenues are lower than 70% of the annual target, the performance-based options for that year will automatically expire.

For those awards with performance conditions, an evaluation is made each quarter as to the likelihood of performance criteria being met. Compensation expenses are then adjusted to reflect the number of shares expected to vest to date.

On February 21, 2009, the Company’s board of directors resolved to offer to the holders of stock options the opportunity to modify the terms of their existing options through (i) resetting the exercise price of each option to US$0.0726 per ordinary share, which equals approximately one-thirtieth (owing to the 30 to 1 ordinary share to ADS ratio) of the average closing trading price per ADS of the Company reported on NYSE Arca in the last 60 trading days immediately prior to February 13, 2009; and (ii) reducing the number of each award of options by 50%. No other changes were made to the terms and conditions of the stock options. All holders of stock options accepted the offer by February 27, 2009. As a result of this modification, a total of RMB 1.8 million additional share-based compensation expense will be amortized over the remaining vesting period of 3 years and 4 months since March 1, 2009.

On April 1, 2011, the Company’s board of directors approved to award share options under the 2008 Equity Incentive Plan to certain executive officers and directors to purchase 15,478,625 ordinary shares of the Company, including 10,860,960 service-based stock options and 4,617,665 performance-based stock options which will not be considered granted until the sales performance targets are set for accounting purpose, with an exercise price of US$0.078 per share. The share options granted vest over 4 years and have a contractual term of 10 years.

As the Company declared to distribute a special cash dividend of US$0.07667 per ordinary share, the Company made equitable adjustment to the exercise price of the outstanding options to US$0.001 in accordance to the anti-dilution provision under the 2008 Equity Incentive Plan in the event of dividend distribution. The Company accounted for the equitable adjustment to the exercise price as a modification and there was no incremental fair value resulted from such modification as it was based on the existing anti-dilution provision.

The option activities for the years ended December 31, 2009, 2010 and 2011 are as follows:

	Number of options	Weighted average exercise price		Weighted average remaining contractual term	Aggregate intrinsic value
Balance at January 1, 2009	40,637,000	US$	0.685
Modification	(25,813,625)		—
Granted on December 31, 2009	1,516,750	US$	0.0726
Forfeited	(912,916)	US$	0.0726

Balance at December 31, 2009	15,427,209	US$	0.0726		RMB	1,580,100

Granted on June 30, 2010	45,000	US$	0.0726

Increase due to declaration of stock dividend (Note 12)	1,486,071	US$	0.066
Granted on December 31, 2010	1,437,425	US$	0.066
Exercised	(319,860)	US$	0.066
Forfeited	(1,574,025)	US$	0.066

Balance at December 31, 2010	16,501,820	US$	0.066		RMB	4,553,610

Granted on April 1, 2011	10,860,960	US$	0.078
Exercised	(2,366,160)	US$	0.066
Forfeited	(455,318)	US$	0.066
Granted on December 31, 2011	2,509,630	US$	0.001
Balance at December 31, 2011	27,050,932	US$	0.001	6.5 years	RMB	3,234,861

Vested and expected to vest at December 31, 2011	27,050,932	US$	0.001	6.5 years	RMB	3,234,861
Exercisable at December 31, 2011	10,809,992	US$	0.001	6.5 years	RMB	1,292,703

Valuation of Stock Options

The fair value of options granted under the 2008 Equity Incentive Plan is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	Year ended December 31,
	2009	2010	2011
Expected term (in years)	4.75	4	3.375 - 4.875
Expected volatility	60%	60%	60%
Risk-free interest rate	2.53%	1.52%	0.5% - 2.16%
Expected dividend yield	6.73%	6.73%	0% - 4.81%

Due to insufficient historical information and the significant change caused by the delisting notice from NYSE, giving consideration to the contractual terms of the share-based awards, the Company adopted the simplified method for estimating the expected term to represent the period that the Company’s share-based awards are expected to be outstanding.

The expected volatility of 60% in 2009, 2010 and 2011 was estimated based on average volatility of several U.S. listed comparable companies in the advertising industry.

Risk-free interest rate is based on US Treasury zero-coupon issues with maturity terms similar to the expected term on the share-based awards. Before October 2011, the Company planned to distribute 20-30% of its annual earnings as cash dividends. After the special cash dividends declared in October 2011, no dividend is expected to be paid in the foreseeable future.

Compensation Costs

For the years ended December 31, 2009, 2010 and 2011, the Company recognized share-based compensation expenses in the Company’s consolidated statements of operations for the share options granted to directors and employees in accordance with ASC 718 and for the share options granted to consultants in accordance with ASC 505-50. The total compensation costs have been recognized on a straight line basis over the requisite service period for each separately vesting portion of the award.

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Cost of revenues	432,876	318,912	448,452
Sales and marketing	516,512	317,734	338,917
General and administrative	1,190,348	841,580	903,916
Total	2,139,736	1,478,226	1,691,285

As of December 31, 2011, there was RMB1.3 million (December 31, 2010: RMB0.7 million; December 31, 2009: RMB2.3 million) of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested share-based awards granted to the Company’s employees which will be recognized over a weighted-average period of 0.5 years (December 31, 2010: 1.5 years; December 31, 2009 2.5 years). When estimating forfeitures, the Company considers voluntary termination behavior as well as analysis of actual option forfeitures. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.